Aegis Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 82.7%	Shares	Value
Consumer Discretionary - 2.7%
Automobiles - 2.1%
Harley-Davidson, Inc.	1,369,000	$27,681,180

Household Durables - 0.6%
Bassett Furniture Industries, Inc. (a)	507,733	7,184,422

Specialty Retail - 0.0% (b)
REITMANS CAD LDT A (c)	241,361	315,777
Total Consumer Discretionary		35,181,379

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Village Super Market, Inc. - Class A	54,750	2,312,093

Energy - 36.3% (d)
Energy Equipment & Services - 12.7%
ACT Energy Technologies Ltd. (a)(c)	2,194,916	11,202,576
AKITA Drilling Ltd. - Class A (c)	6,652,685	17,885,876
Enerflex Ltd.	511,060	10,691,375
Koil Energy Solutions, Inc. (a)(c)	766,584	1,655,821
Natural Gas Services Group, Inc.	576,416	21,753,940
Noram Drilling AS	1,333,834	6,591,409
North American Construction Group Ltd.	1,005,817	13,571,408
Precision Drilling Corp. (c)	492,753	48,492,478
Tidewater, Inc. (c)	266,406	22,258,221
Total Energy Services, Inc.	615,510	10,043,906
Wolverine Energy & Infrastructure, Inc. (c)(e)(f)	475,591	0
		164,147,010
Oil, Gas & Consumable Fuels - 23.6%
Afentra PLC (c)	3,467,318	3,874,096
ARC Resources Ltd.	477,703	9,941,415
Ardmore Shipping Corp.	67,645	1,031,586
Athabasca Oil Corp. (c)	3,653,213	29,543,991
Cenovus Energy, Inc.	3,345,144	88,780,617
Greenfire Resources Ltd. (c)	417,548	2,638,903
International Petroleum Corp. (c)	1,839,691	49,619,155
Jadestone Energy PLC (c)	12,122,735	4,506,441
Parex Resources, Inc.	687,231	13,506,503
PBF Energy, Inc. - Class A	602,476	28,689,907
PetroTal Corp.	4,805,885	1,934,653
SEPLAT Energy PLC	3,133,891	20,570,312
SM Energy Co.	550,000	17,149,000
Vermilion Energy, Inc.	2,514,494	34,650,888
		306,437,467
Total Energy		470,584,477

Financials - 4.1%
Banks - 2.9%
Bank of Cyprus Holdings PLC	3,143,618	30,602,857
First Internet Bancorp	347,132	7,074,550
		37,677,407
Capital Markets - 0.2%
Hennessy Advisors, Inc.	140,536	1,370,226
Westwood Holdings Group, Inc.	97,606	1,607,571
		2,977,797
Financial Services - 0.2%
Acacia Research Corp. (c)	491,086	2,362,124

Insurance - 0.8%
Radian Group, Inc.	287,637	9,515,032
Total Financials		52,532,360

Industrials - 2.0%
Passenger Airlines - 1.8%
JET2 PLC	1,573,194	23,450,958

Professional Services - 0.2%
Paragon Advanced Labs, Inc. (c)(f)	1,143,000	2,670,369
Total Industrials		26,121,327

Materials - 35.2% (d)
Chemicals - 3.8%
AdvanSix, Inc.	1,174,992	28,669,805
Mosaic Co.	826,536	21,076,668
		49,746,473
Diversified Metals & Mining - 6.2%
AIC Mines Ltd. (c)(f)	20,876,171	7,487,582
Alphamin Resources Corp.	23,181,813	19,164,032
Amerigo Resources Ltd.	4,205,137	15,205,118
C3 Metals, Inc. (c)(f)	1,648,351	1,137,529
Glencore PLC	2,179,279	16,505,480
Gunnison Copper Corp. (c)	2,483,258	722,967
Kenmare Resources PLC (a)	7,033,188	19,713,081
Solitario Resources Corp. (c)	620,433	508,755
Tharisa PLC	68,144	102,319
		80,546,863
Gold, Silver & Precious Metals & Minerals - 18.7%
Asara Resources Ltd. (c)(f)	55,127,741	4,183,893
Barton Gold Holdings Ltd. (c)	730,755	453,231
Brightstar Resources Ltd. (c)(f)	33,532,760	8,900,232
Cabral Gold, Inc. (c)(f)	12,911,156	8,724,381
Catalyst Metals Ltd. (c)	4,033,416	18,185,269
DPM Metals, Inc.	606,525	21,355,470
Eldorado Gold Corp.	349,946	12,017,052
Equinox Gold Corp. (f)	3,706,850	53,533,618
Erdene Resource Development Corp. (c)(f)	1,850,057	8,312,024
Galiano Gold, Inc. (c)	6,082,700	15,216,588
GoldQuest Mining Corp. (c)	2,849,300	4,813,353
i-80 Gold Corp. (c)	1,064,476	1,614,582
Liberty Gold Corp. (c)	8,567,262	7,205,590
Metals Exploration PLC (c)	8,249,895	1,351,451
Minera Alamos, Inc. (c)(f)	3,516,766	15,496,927
Mundoro Capital, Inc. (c)(f)	2,714,573	858,610
Newcore Gold Ltd. (a)(c)(f)	18,000,002	8,540,005
Orezone Gold Corp. (c)	11,906,848	20,199,958
Perseus Mining Ltd.	5,226,073	19,146,938
Revival Gold, Inc. (c)(f)	10,900,549	6,112,018
Robex Resources, Inc. (c)	383,500	1,593,437
Tesoro Gold Ltd. (c)(f)	1,346,681	871,112
Toubani Resources Ltd. (c)	1,300,000	388,394
TriStar Gold, Inc. (c)	351,164	68,158
Troilus Mining Corp. (c)	2,773,220	3,030,188
		242,172,479
Mining Services - 3.5%
Capital Ltd. (a)	23,042,304	36,293,337
Geodrill Ltd. (a)(c)	3,956,698	8,532,883
		44,826,220
Paper & Forest Products - 0.5%
Conifex Timber, Inc. (c)(f)	1,526,413	137,159
Interfor Corp. (c)	773,473	5,643,556
Mercer International, Inc.	264,447	375,514
		6,156,229
Steel - 2.5%
Algoma Steel Group, Inc.	1,727,084	7,126,348
Ryerson Holding Corp.	1,095,496	24,626,750
		31,753,098
Total Materials		455,201,362

Utilities - 2.2%
Independent Power and Renewable Electricity Producers - 2.2%
Hallador Energy Company (c)	1,751,501	28,514,436
TOTAL COMMON STOCKS (Cost $610,000,736)		1,070,447,434

REAL ESTATE INVESTMENT TRUSTS - 1.5%	Shares	Value
Real Estate - 1.5%
Hotel & Resort REITs - 1.5%
Chatham Lodging Trust	661,712	5,207,674
RLJ Lodging Trust	1,948,853	14,460,489
Total Real Estate		19,668,163
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $19,195,586)		19,668,163

WARRANTS - 0.0% (b)	Contracts	Value
Materials - 0.0% (b)(d)
Gold, Silver & Precious Metals & Minerals — 0.0% (b)
Revival Gold, Inc., Expires 11/30/2026, Exercise Price $0.45 (c)(f)	1,428,572	382,739
TOTAL WARRANTS (Cost $0)		382,739

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 15.7%	Par	Value
1.79%, 04/02/2026 (g)	6,000,000	5,999,404
3.23%, 04/09/2026 (g)	12,000,000	11,990,323
3.40%, 04/16/2026 (g)	12,000,000	11,981,855
3.44%, 04/23/2026 (g)	12,000,000	11,973,636
3.44%, 04/30/2026 (g)	12,000,000	11,965,572
3.42%, 05/07/2026 (g)	12,000,000	11,957,760
3.40%, 05/14/2026 (g)	12,000,000	11,950,202
3.41%, 05/21/2026 (g)	12,000,000	11,942,056
3.41%, 05/28/2026 (g)	12,000,000	11,934,007
3.56%, 06/04/2026 (g)	12,000,000	11,922,960
3.55%, 06/11/2026 (g)	12,000,000	11,914,895
3.54%, 06/18/2026 (g)	12,000,000	11,906,660
3.54%, 06/25/2026 (g)	12,000,000	11,898,472
3.56%, 07/02/2026 (g)	12,000,000	11,889,600
3.56%, 07/09/2026 (g)	12,000,000	11,881,170
3.54%, 07/16/2026 (g)	12,000,000	11,873,579
3.56%, 07/23/2026 (g)	12,000,000	11,864,735
3.56%, 07/30/2026 (g)	6,000,000	5,928,197
TOTAL U.S. TREASURY BILLS (Cost $202,793,887)		202,775,083

TOTAL INVESTMENTS - 99.9% (Cost $831,990,209)		1,293,273,419
Other Assets in Excess of Liabilities - 0.1%		1,185,921
TOTAL NET ASSETS - 100.0%		$1,294,459,340

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

For purposes of these financial statements, the securities in the portfolio have been organized utilizing their respective Global Industry Classification Standard (“GICS®”) code. The Fund does not rely exclusively on GICS® Industry classifications for purposes of its industry concentration policy. For example, within the Metals & Mining sector, the Fund uses the GICS® Sub-Industry classifications, or aggregate there of as shown above, for purposes of determining compliance with its industry concentration policy. In addition, in cases where a holding has been judged by Aegis Financial Corporation (“Advisor”) to be misclassified by GICS®, or has not been classified by GICS®, the Fund uses a Fund-determined GICS® framework classification.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(f)
All or a portion of this position was acquired in a private placement transaction and may constitute restricted securities under the Securities Act of 1933. Resale may be limited to transactions with Qualified Institutional Buyers pursuant to Rule 144A or offshore transactions conducted in accordance with Regulation S.

(g)	The rate shown is the annualized yield as of March 31, 2026.

Allocation of Portfolio Holdings by Country as of March 31, 2026
(% of Net Assets)
Canada	$562,187,001	43.6%
United States	479,179,525	36.8
Australia	59,616,651	4.6
Mauritius	55,457,369	4.3
Cyprus	30,705,176	2.4
United Kingdom	28,676,505	2.2
Ireland	20,744,667	1.6
Nigeria	20,570,312	1.6
Switzerland	16,505,480	1.3
Ghana	8,532,883	0.7
Norway	6,591,409	0.5
Singapore	4,506,441	0.3
Other Assets in Excess of Liabilities	1,185,921	0.1
	$1,294,459,340	100.0%

Investment Valuation
Investments in securities are valued based on market quotations or on data furnished by an independent pricing service. Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor, as the valuation designee, under the oversight of the Board of Trustees (the “Board”). In determining fair value, the Advisor considers all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund values its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at March 31, 2026
In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale shall be valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in upon the NASDAQ and not subject to restrictions against resale shall be valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$35,181,379	$-	$-	$35,181,379
Consumer Staples	2,312,093	-	-	2,312,093
Energy	441,633,628	28,950,849	0	470,584,477
Financials	21,929,503	30,602,857	-	52,532,360
Industrials	2,670,369	23,450,958	-	26,121,327
Materials	362,096,273	93,105,089	-	455,201,362
Utilities	28,514,436	-	-	28,514,436
Real Estate Investment Trusts
Real Estate	19,668,163	-	-	19,668,163
Warrants
Materials	-	382,739	-	382,739
Short-Term Investments
U.S. Treasury Bills	-	202,775,083	-	202,775,083
Total	$914,005,844	$379,267,575	$0	$1,293,273,419

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2026:
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)				Investments in Securities
Beginning balance as of December 31, 2025				$0
Purchases				-
Sales				-
Realized gain included in earnings				-
Change in unrealized depreciation				-
Transfer into Level 3 during the period				-
Ending balance as of March 31, 2026				$0

Change in unrealized depreciation still held as of March 31, 2026				$-

Aegis Value Fund
Portfolio Characteristics
March 31, 2026 (Unaudited)

Industry Breakdown
	% of the Fund’s Net Assets
Common Stocks			82.7%
Consumer Discretionary		2.7%
Automobiles	2.1%
Household Durables	0.6%
Specialty Retail*	0.0%

Consumer Staples		0.2%
Consumer Staples Distribution & Retail	0.2%

Energy		36.3%
Energy Equipment & Services	12.7%
Oil, Gas & Consumable Fuels	23.6%

Financials		4.1%
Banks	2.9%
Capital Markets	0.3%
Financial Services	0.2%
Insurance	0.7%

Industrials		2.0%
Passenger Airlines	1.8%
Professional Services	0.2%

Materials		35.2%
Chemicals	3.8%
Diversified Metals & Mining	6.2%
Gold, Silver, & Precious Metals & Minerals	18.7%
Mining Services	3.5%
Paper & Forest Products	0.5%
Steel	2.5%

Utilities		2.2%
Independent Power and Renewable Electricity Producers	2.2%

Real Estate Investment Trusts			1.5%
Real Estate		1.5%
Hotel & Resort REITs	1.5%

Warrants*			0.0%
Materials*		0.0%
Gold, Silver, & Precious Metals & Minerals*	0.0%

Short-Term Investments
United States Treasury Bills			15.7%

Total Investments			99.9%
Other Assets in Excess of Liabilities			0.1%
Total Net Assets			100.0%

* Percentage rounds to less than 0.05% of total net assets.

Aegis Value Fund
Investments in Affiliated Companies(1)

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of March 31, 2026 amounted to $93,122,125 representing 7.19% of net assets. A summary of affiliated transactions for the period ended March 31, 2026 is as follows:

	Share Balance December 31, 2025	Additions	Deductions	Share Balance March 31, 2026
ACT Energy Technologies Ltd	1,939,006	255,910	-	2,194,916
Amerigo Resources Ltd (3)	12,426,606	-	(8,221,469)	4,205,137
Bassett Furniture Industries Inc	481,855	25,878	-	507,733
Capital Ltd	23,042,304	-	-	23,042,304
Geodrill Ltd	3,956,698	-	-	3,956,698
Kenmare Resources PLC	7,028,188	5,000	-	7,033,188
Koil Energy Solutions Inc	766,584	-	-	766,584
Natural Gas Services Group Inc (3)	660,289	-	(83,873)	576,416
Newcore Gold Ltd	16,000,002	2,000,000	-	18,000,002

	Value December 31, 2025	Acquisitions	Dispositions	Corporate Actions
ACT Energy Technologies Ltd	7,049,390	920,828	-	-
Amerigo Resources Ltd (3)	41,103,633	-	(31,855,837)	-
Bassett Furniture Industries Inc	8,075,890	361,997	-	-
Capital Ltd	35,408,126	-	-	-
Geodrill Ltd	11,934,523	-	-	-
Kenmare Resources PLC	23,290,409	12,820	-	-
Koil Energy Solutions Inc	1,770,809	-	-	-
Natural Gas Services Group Inc (3)	22,218,725	-	(3,240,537)	-
Newcore Gold Ltd	7,227,424	877,369	-	-
Total	$158,078,929	$2,173,014	$(35,096,374)	$-

	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value March 31, 2026	Dividend Income
ACT Energy Technologies Ltd	-	3,232,358	11,202,576	-
Amerigo Resources Ltd (3)	28,352,152	(22,394,830)	15,205,118	104,594
Bassett Furniture Industries Inc	-	(1,253,465)	7,184,422	96,371
Capital Ltd	-	885,211	36,293,337	-
Geodrill Ltd	-	(3,401,640)	8,532,883	-
Kenmare Resources PLC	-	(3,590,148)	19,713,081	-
Koil Energy Solutions Inc	-	(114,988)	1,655,821	-
Natural Gas Services Group Inc (3)	2,363,628	412,124	21,753,940	72,632
Newcore Gold Ltd	-	435,212	8,540,005	-
Total	$30,715,780	$(25,790,166)	$130,081,183	$273,597

(1)
As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.

(2)	This security was not affiliated as of December 31, 2025.
(3)	This security was not affiliated as of March 31, 2026.